Stockholders' Equity (Details Narrative) - USD ($)		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020
Common stock, forfeited		7,872
Preferred stock, shares issued
Preferred stock, shares outstanding
Pledge Agreement with PoC [Member]
Clinical trial funding commitment	$ 1,800,000
Reduced clinical trial funding commitment	$ 900,000
Common stock, forfeited	56,640
Warrants, forfeited	56,640